UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Export and Multinational Fund

November 30, 2015

EXF-QTLY-0116
1.810713.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.6%
Diversified Consumer Services - 0.7%
H&R Block, Inc.	357,000	$13,098
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	265,000	30,252
Household Durables - 1.4%
Jarden Corp. (a)	337,950	15,776
NVR, Inc. (a)	7,200	12,114
		27,890
Media - 3.0%
CBS Corp. Class B	275,400	13,902
Omnicom Group, Inc.	181,200	13,394
Scripps Networks Interactive, Inc. Class A	239,000	13,575
Time Warner, Inc.	152,500	10,672
Twenty-First Century Fox, Inc. Class A	68,700	2,027
Viacom, Inc. Class B (non-vtg.)	162,200	8,076
		61,646
Multiline Retail - 1.2%
Dollar General Corp.	248,500	16,254
Macy's, Inc.	211,300	8,258
		24,512
Specialty Retail - 3.0%
AutoNation, Inc. (a)	250,900	16,038
Bed Bath & Beyond, Inc. (a)	137,800	7,513
Best Buy Co., Inc.	283,200	9,000
DSW, Inc. Class A	271,600	6,236
GameStop Corp. Class A (b)	232,300	8,137
Gap, Inc.	297,300	7,947
Staples, Inc.	462,300	5,580
		60,451
Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc.	379,400	12,054
Fossil Group, Inc. (a)(b)	150,200	5,778
Michael Kors Holdings Ltd. (a)	192,800	8,294
Ralph Lauren Corp.	88,200	10,955
		37,081

TOTAL CONSUMER DISCRETIONARY		254,930

CONSUMER STAPLES - 9.6%
Beverages - 1.5%
The Coca-Cola Co.	713,700	30,418
Food & Staples Retailing - 2.0%
Wal-Mart Stores, Inc.	517,100	30,426
Walgreens Boots Alliance, Inc.	124,000	10,420
		40,846
Food Products - 2.3%
General Mills, Inc.	210,700	12,170
Keurig Green Mountain, Inc.	132,361	6,936
The Hershey Co.	173,700	14,992
The Kraft Heinz Co.	168,700	12,432
		46,530
Household Products - 2.2%
Kimberly-Clark Corp.	124,000	14,775
Procter & Gamble Co.	394,200	29,502
		44,277
Tobacco - 1.6%
British American Tobacco PLC sponsored ADR	77,600	8,981
Philip Morris International, Inc.	276,900	24,198
		33,179

TOTAL CONSUMER STAPLES		195,250

ENERGY - 7.6%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	124,300	6,721
FMC Technologies, Inc. (a)	235,100	7,998
Halliburton Co.	187,100	7,456
Helmerich & Payne, Inc. (b)	185,400	10,800
National Oilwell Varco, Inc.	285,000	10,642
		43,617
Oil, Gas & Consumable Fuels - 5.4%
Cheniere Energy, Inc. (a)	63,100	3,000
Chevron Corp.	277,200	25,314
Exxon Mobil Corp.	792,514	64,717
Kinder Morgan, Inc.	211,300	4,980
Marathon Oil Corp.	139,200	2,437
Valero Energy Corp.	135,000	9,701
		110,149

TOTAL ENERGY		153,766

FINANCIALS - 18.9%
Banks - 7.8%
Bank of America Corp.	592,400	10,326
JPMorgan Chase & Co.	740,200	49,357
M&T Bank Corp.	184,600	23,136
U.S. Bancorp	631,600	27,721
Wells Fargo & Co.	867,000	47,772
		158,312
Capital Markets - 1.7%
Franklin Resources, Inc.	442,000	18,529
T. Rowe Price Group, Inc.	203,300	15,481
		34,010
Consumer Finance - 1.0%
American Express Co.	269,800	19,328
Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. Class B (a)	502,300	67,353
Insurance - 5.1%
Fairfax Financial Holdings Ltd. (sub. vtg.)	20,100	9,650
Markel Corp. (a)	9,300	8,418
The Chubb Corp.	234,800	30,648
The Travelers Companies, Inc.	126,000	14,436
Torchmark Corp.	369,600	22,405
W.R. Berkley Corp.	319,400	17,778
		103,335

TOTAL FINANCIALS		382,338

HEALTH CARE - 13.0%
Biotechnology - 1.7%
Gilead Sciences, Inc.	261,300	27,687
United Therapeutics Corp. (a)	47,700	7,280
		34,967
Health Care Equipment & Supplies - 3.0%
Becton, Dickinson & Co.	161,600	24,280
Medtronic PLC	267,700	20,169
Stryker Corp.	166,600	16,070
		60,519
Health Care Providers & Services - 4.0%
Anthem, Inc.	136,800	17,836
Cigna Corp.	114,400	15,442
Laboratory Corp. of America Holdings (a)	133,000	16,165
Quest Diagnostics, Inc.	105,200	7,187
UnitedHealth Group, Inc.	204,000	22,993
		79,623
Pharmaceuticals - 4.3%
Johnson & Johnson	582,400	58,962
Pfizer, Inc.	861,700	28,238
		87,200

TOTAL HEALTH CARE		262,309

INDUSTRIALS - 10.0%
Aerospace & Defense - 0.3%
Precision Castparts Corp.	26,000	6,020
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	54,400	2,147
Construction & Engineering - 0.6%
Fluor Corp.	260,900	12,680
Electrical Equipment - 2.0%
AMETEK, Inc.	436,500	24,645
Emerson Electric Co.	313,800	15,690
		40,335
Industrial Conglomerates - 4.1%
3M Co.	92,300	14,452
Danaher Corp.	459,700	44,310
Roper Industries, Inc.	120,900	23,393
		82,155
Machinery - 1.0%
Cummins, Inc.	99,200	9,957
Flowserve Corp.	238,000	11,005
		20,962
Road & Rail - 1.9%
CSX Corp.	561,500	15,963
Union Pacific Corp.	261,500	21,953
		37,916

TOTAL INDUSTRIALS		202,215

INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 2.0%
Cisco Systems, Inc.	969,300	26,413
QUALCOMM, Inc.	300,000	14,637
		41,050
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	320,100	17,622
Ingram Micro, Inc. Class A	322,700	9,981
		27,603
Internet Software & Services - 2.1%
Alphabet, Inc. Class A (a)	35,700	27,234
eBay, Inc. (a)	501,000	14,825
		42,059
IT Services - 3.3%
Fidelity National Information Services, Inc.	287,300	18,292
Fiserv, Inc. (a)	150,800	14,513
IBM Corp.	158,300	22,070
The Western Union Co.	652,200	12,300
		67,175
Semiconductors & Semiconductor Equipment - 1.5%
Intel Corp.	899,600	31,279
Software - 4.5%
Microsoft Corp.	1,037,000	56,361
Oracle Corp.	600,900	23,417
Symantec Corp.	524,300	10,266
Trion World Network, Inc.:
warrants 8/10/17 (a)(c)	28,652	0
warrants 10/3/18 (a)(c)	41,940	0
		90,044
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	711,100	84,126
Hewlett Packard Enterprise Co.	556,100	8,264
HP, Inc.	697,500	8,747
Seagate Technology LLC	167,400	6,016
Western Digital Corp.	112,200	7,002
		114,155

TOTAL INFORMATION TECHNOLOGY		413,365

MATERIALS - 3.1%
Chemicals - 2.6%
CF Industries Holdings, Inc.	242,900	11,207
LyondellBasell Industries NV Class A	221,100	21,186
Monsanto Co.	205,500	19,555
		51,948
Metals & Mining - 0.5%
Compass Minerals International, Inc.	130,100	10,947

TOTAL MATERIALS		62,895

TOTAL COMMON STOCKS
(Cost $1,739,361)		1,927,068

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Mode Media Corp. Series M-1, 8.00% (a)(c)	427,303	423
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc.:
Series C, 8.00% (a)(c)	910,747	592
Series C-1, 8.00% (a)(c)	71,630	47
Series D, 8.00% (a)(c)	76,875	50
		689
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $14,861)		1,112
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/18 pay-in-kind (Cost $347)(c)	348	348
	Shares	Value (000s)

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 0.18% (d)	89,892,100	89,892
Fidelity Securities Lending Cash Central Fund, 0.22% (d)(e)	11,154,350	11,154
TOTAL MONEY MARKET FUNDS
(Cost $101,046)		101,046
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $1,855,615)		2,029,574
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(4,953)
NET ASSETS - 100%		$2,024,621

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period,the value of restricted securities (excluding 144A issues) amounted to $1,460,000 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Mode Media Corp. Series M-1, 8.00%	3/19/08	$9,063
Trion World Network, Inc. warrants 8/10/17	8/10/10	$0
Trion World Network, Inc. warrants 10/3/18	10/10/13	$0
Trion World Network, Inc. Series C, 8.00%	8/22/08	$5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$393
Trion World Network, Inc. Series D, 8.00%	3/20/13	$404
Trion World Network, Inc. 15% 10/10/18 pay-in-kind	10/10/13 - 10/10/15	$347

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$17
Fidelity Securities Lending Cash Central Fund	15
Total	$32

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$255,353	$254,930	$--	$423
Consumer Staples	195,250	195,250	--	--
Energy	153,766	153,766	--	--
Financials	382,338	382,338	--	--
Health Care	262,309	262,309	--	--
Industrials	202,215	202,215	--	--
Information Technology	414,054	413,365	--	689
Materials	62,895	62,895	--	--
Corporate Bonds	348	--	--	348
Money Market Funds	101,046	101,046	--	--
Total Investments in Securities:	$2,029,574	$2,028,114	$--	$1,460

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $1,861,845,000. Net unrealized appreciation aggregated $167,729,000, of which $249,540,000 related to appreciated investment securities and $81,811,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 28, 2016